Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net profit attributable to the Company’s shares of common stock shareholders		$ 1,048,421	$ 861,970
Denominator:
Weighted average number of shares of common stock outstanding used in calculating basic and diluted earnings per share	[1]	20,000,000	20,000,000
Weighted average number of ordinary shares outstanding used in calculating diluted earnings per share	[1]	20,000,000	20,000,000
Basic earnings per share		$ 0.05	$ 0.04
Diluted earnings per share		$ 0.05	$ 0.04

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).